Leases (Summary Of Right Of Use Lease Assets And Lease Liabilities) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-Use Assets	$ 139,477	$ 203,348
Current	136,197	139,765
Long Term		63,605
Present value of minimum lease payments	$ 136,197	$ 203,370